Convertible Promissory Notes and Derivative Liability - Additional Information (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] $ in Millions					1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 29, 2020 USD ($)	Dec. 04, 2020 USD ($)	Nov. 30, 2020 USD ($)	Nov. 23, 2020 USD ($)	Feb. 28, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Disclosure [Line Items]
Debt conversion rate				2.50%	2.50%
Debt instrument, interest rate during period				5.00%	5.00%
Fair value of embedded derivative liability						$ 2.8
Percentage of trade price of common stock of the company						90.00%	90.00%
Interest and Other Expense [Member]
Debt Disclosure [Line Items]
Interest expense, debt							$ 3.5
Measurement Input, Expected Dividend Rate [Member]
Debt Disclosure [Line Items]
Embedded derivative liability, measurement input							10
Minimum [Member]
Debt Disclosure [Line Items]
Debt instrument, term				6 months
Fair value of embedded derivative liability							$ 107.2
Maximum [Member]
Debt Disclosure [Line Items]
Debt instrument, interest rate during period				5.00%	5.00%
Debt instrument, term				3 years
Fair value of embedded derivative liability							113.3
Convertible Promissory Note [Member]
Debt Disclosure [Line Items]
Debt instrument, face amount						$ 299.0	273.0
Debt conversion, converted instrument, amount	$ 12.5	$ 15.0	$ 350.0		$ 7.0
Debt instrument, maturity date	Dec. 29, 2023	Nov. 30, 2023	Nov. 30, 2023		Feb. 29, 2024
Percentage of share price on convertible promissory notes in the purchase agreement				90.00%
Debt issuance costs, net						$ 90.2	$ 104.5
Convertible Promissory Note [Member] | Minimum [Member]
Debt Disclosure [Line Items]
Debt instrument, interest rate				2.50%	2.50%
Convertible Promissory Note [Member] | Maximum [Member]
Debt Disclosure [Line Items]
Debt instrument, interest rate				7.50%	7.50%
Note Purchase Agreement [Member]
Debt Disclosure [Line Items]
Debt instrument, face amount				$ 400.0